UNITED STATES
                    SECURITIES AND EXCHANGE   COMMISSION
                         Washington, D.C.  20549

                              FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2006

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Owenoke Capital Management, LLC
Address:  150 E. 58th St. 21st Floor
          New York, NY  10155

Form 13F File Number:    28-7744

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David Korus
Title:    Managing Member
Phone:    212 223-2800

Signature, Place and Date of Signing:
David R. Korus                New York, NY        February 13, 2007
          [Signature]                   [City, State]            [Date]

Report Type (Check only one.):
XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___  13F   COMBINATION REPORT.  (Check here if a portion of the holdings for
     this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      27

Form 13F Information Table Value Total:      $84,895 (X 1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


NAME OF ISSUER              TITL   CUSIP     VALUE     SHARES           PUT/CA INV.   OTHER  VOTING
                            E OF             X1000                      LL     DISC.  MGR    AUTH
                            CLAS
                            S
                                                                                                 SOLE

ALTERA CORP COM STK         COM    02144110  984        50,000    SH           SOLE           50,000
                                   0
AMIS HOLDINGS INC           COM    03153810  1131       107,024   SH           SOLE           107,024
                                   1
ANADIGICS INC COM STK       COM    03251510  7753       875,000   SH           SOLE           875,000
                                   8
APPLIED MICRO CIRCUITS CORP COM              1780       500,000   SH           SOLE           500,000
                                   03822W10
                                   9
BLUE COAT SYSTEMS INC       COM              2233       93,220    SH           SOLE           93,220
                                   09534T50
                                   8
BORLAND SOFTWARE COR        COM    09984910  3005       552,400   SH           SOLE           552,400
                                   1
FLEXTRONICS INTERNATIONAL   COM              573        49,900    SH           SOLE           49,900
LTD                                Y2573F10
                                   2
FOCUS ENHANCEMENTS INC COM  COM    34415910  156        100,000   SH           SOLE           100,000
ST                                 8
GATEWAY INC COM             CALL             402        200,000   SH    CALL   SOLE           200,000
                                   3676263A
                                   Z
INTEL CORP COM STK          COM    45814010  405        20,000    SH           SOLE           20,000
                                   0
INTERWOVEN COM              COM              1724       117,500   SH           SOLE           117,500
                                   46114T50
                                   8
IONA TECHNOLOGIES PLC ADR   COM              515        104,600   SH           SOLE           104,600
                                   46206P10
                                   9
KEMET CORP COM STK          COM    48836010  1460       200,000   SH           SOLE           200,000
                                   8
LATTICE SEMICONDUCTOR CORP  COM    51841510  1620       250,000   SH           SOLE           250,000
CO                                 4
MARVELL TECHNOLOGY GROUP    COM              3358       175,000   SH           SOLE           175,000
LTD                                G5876H10
                                   5
MERCURY COMPUTER SYS INC    COM    58937810  842        63,000    SH           SOLE           63,000
COM                                8
MICRON TECHNOLOGY INC COM   COM    59511210  4163       298,200   SH           SOLE           298,200
STK                                3
NEXTEST SYSTEMS CORP COM    COM    65333910  1157       102,700   SH           SOLE           102,700
                                   1
NUANCE COMMUNICATIONS INC   COM              1146       100,000   SH           SOLE           100,000
COM                                67020Y10
                                   0
PMC-SIERRA INC COM STK      COM              2684       400,000   SH           SOLE           400,000
                                   69344F10
                                   6
POWERWAVE TECHNOLOGIES INC  COM    73936310  634        98,300    SH           SOLE           98,300
                                   9
QUALCOMM INC COM STK        COM    74752510  4724       125,000   SH           SOLE           125,000
                                   3
SEMICONDUCTOR HLDRS TRUST   COM    81663620  15143      450,000   SH           SOLE           450,000
                                   3
SONUS NETWORKS INC COM STK  COM    83591610  3295       500,000   SH           SOLE           500,000
                                   7
TAIWAN SEMICONDUCTOR        COM    87403910  3279       300,000   SH           SOLE           300,000
MANUFACT                           0
TECHNOLOGY SELECT SECTOR    COM              17445      750,000   SH           SOLE           750,000
SPDR                               81369Y80
                                   3
WESTERN DIGITAL CORP COM    COM    95810210  3284       160,500   SH           SOLE           160,500
STK                                5


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